UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Cardinal Small Cap Value Fund
A series of The Advisors’ Inner Circle Fund II

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ACI WORLDWIDE, INC.
Security ID: 004498101 Ticker: ACIW
Meeting Date: 11-Jun-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	Advisory approval of the Company's named executive officer compensation.	Management	For	Voted - For
B&G FOODS, INC.
Security ID: 05508R106 Ticker: BGS
Meeting Date: 21-May-19 Meeting Type: Annual
1.1	Election of Director: DeAnn L. Brunts	Management	For	Voted - For
1.2	Election of Director: Charles F. Marcy	Management	For	Voted - For
1.3	Election of Director: Robert D. Mills	Management	For	Voted - For
1.4	Election of Director: Dennis M. Mullen	Management	For	Voted - For
1.5	Election of Director: Cheryl M. Palmer	Management	For	Voted - For
1.6	Election of Director: Alfred Poe	Management	For	Voted - For
1.7	Election of Director: Kenneth G. Romanzi	Management	For	Voted - For
1.8	Election of Director: Stephen C. Sherrill	Management	For	Voted - For
1.9	Election of Director: David L. Wenner	Management	For	Voted - For
2.	Approval, by non-binding advisory vote, of executive compensation.	Management	For	Voted - For
3.	Ratification of appointment of KPMG LLP as independent registered public accounting firm.	Management	For	Voted - For
BANCFIRST CORPORATION
Security ID: 05945F103 Ticker: BANF
Meeting Date: 23-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.
To amend the BancFirst Corporation Stock Option Plan to increase the number of shares of common stock authorized to be granted to 350,000 shares and to extend the term of the plan from December 31, 2019 to December 31, 2024.
		Management	For	Voted - For
3.
To amend the BancFirst Corporation Non-Employee Directors' Stock Option Plan to increase the number of shares of common stock authorized to be granted to 50,000 shares and to extend the term of the plan from December 31, 2019 to December 31, 2024.
		Management	For	Voted - For
4.
To amend the BancFirst Corporation Directors' Deferred Compensation Plan to increase the number of shares of common stock authorized to be issued under the plan to 40,000 shares and to extend the term of the plan from December 31, 2019 to December 31, 2024.
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	To ratify the appointment of BKD, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
BGC PARTNERS, INC.
Security ID: 05541T101 Ticker: BGCP
Meeting Date: 25-Jun-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
CALAVO GROWERS, INC.
Security ID: 128246105 Ticker: CVGW
Meeting Date: 24-Apr-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of appointment of deloitte & touche llp as independent registered public accounting firm of calavo growers, inc. For the year ending october 31, 2019	Management	For	Voted - For
3.	Advisory vote approving the executive compensation disclosed in the accompanying proxy statement	Management	For	Voted - For
CALLON PETROLEUM COMPANY
Security ID: 13123X102 Ticker: CPE
Meeting Date: 09-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	The approval, by non-binding advisory vote, of the compensation of our named executive officers.	Management	For	Voted - For
3.	The ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
CBIZ, INC.
Security ID: 124805102 Ticker: CBZ
Meeting Date: 09-May-19 Meeting Type: Annual
1.1	Election of Director: Rick L. Burdick	Management	For	Voted - For
1.2	Election of Director: Steven L. Gerard	Management	For	Voted - For
1.3	Election of Director: Jerome P. Grisko, Jr.	Management	For	Voted - For
1.4	Election of Director: Benaree Pratt Wiley	Management	For	Voted - For
2.	To ratify KPMG, LLP as CBIZ's independent registered public accounting firm.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	To conduct an advisory vote approving named executive officer compensation.	Management	For	Voted - For
4.	To amend, restate and adopt the CBIZ, Inc. 2014 Stock Incentive Plan as the CBIZ, Inc. 2019 Omnibus Incentive Plan.	Management	For	Voted - For
COLUMBIA BANKING SYSTEM,INC.
Security ID: 197236102 Ticker: COLB
Meeting Date: 22-May-19 Meeting Type: Annual
1a.	Election of Director: Craig D. Eerkes	Management	For	Voted - For
1b.	Election of Director: Ford Elsaesser	Management	For	Voted - For
1c.	Election of Director: Mark A. Finkelstein	Management	For	Voted - For
1d.	Election of Director: Eric S. Forrest	Management	For	Voted - For
1e.	Election of Director: Thomas M. Hulbert	Management	For	Voted - For
1f.	Election of Director: Michelle M. Lantow	Management	For	Voted - For
1g.	Election of Director: Randal L. Lund	Management	For	Voted - For
1h.	Election of Director: S. Mae Fujita Numata	Management	For	Voted - For
1i.	Election of Director: Hadley S. Robbins	Management	For	Voted - For
1j.	Election of Director: Elizabeth W. Seaton	Management	For	Voted - For
1k.	Election of Director: Janine T. Terrano	Management	For	Voted - For
2.	To approve the Amended 2018 Equity Incentive Plan.	Management	For	Voted - For
3.	To vote on an advisory (non-binding) resolution to approve the compensation of Columbia's named executive officers.	Management	For	Voted - For
4.	To vote on an advisory (non-binding) resolution to appoint Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year ending December 31, 2019.	Management	For	Voted - For
COMMUNITY HEALTHCARE TRUST INCORPORATED
Security ID: 20369C106 Ticker: CHCT
Meeting Date: 16-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the appointment of BDO USA, LLP as the Company's independent registered public accountants for 2019.	Management	For	Voted - For
CTS CORPORATION
Security ID: 126501105 Ticker: CTS
Meeting Date: 16-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Approval, on an advisory basis, of the compensation of CTS' named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of Grant Thornton LLP as CTS's independent auditor for 2019.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

DENNY'S CORPORATION
Security ID: 24869P104 Ticker: DENN
Meeting Date: 08-May-19 Meeting Type: Annual
1a.	Election of Director: Bernadette S. Aulestia	Management	For	Voted - For
1b.	Election of Director: Gregg R. Dedrick	Management	For	Voted - For
1c.	Election of Director: José M. Gutiérrez	Management	For	Voted - For
1d.	Election of Director: Brenda J. Lauderback	Management	For	Voted - For
1e.	Election of Director: Robert E. Marks	Management	For	Voted - For
1f.	Election of Director: John C. Miller	Management	For	Voted - For
1g.	Election of Director: Donald C. Robinson	Management	For	Voted - For
1h.	Election of Director: Laysha Ward	Management	For	Voted - For
1i.	Election of Director: F. Mark Wolfinger	Management	For	Voted - For
2.	A proposal to ratify the selection of KPMG LLP as the independent registered public accounting firm of Denny's Corporation and its subsidiaries for the year ending December 25, 2019.	Management	For	Voted - For
3.	An advisory resolution to approve the executive compensation of the Company.	Management	For	Voted - For
ENERPLUS CORPORATION
Security ID: 292766102 Ticker: ERF
Meeting Date: 09-May-19 Meeting Type: Annual
1	Director	Management	For	Voted - For
2	To appoint KPMG LLP, Independent Registered Public Accounting Firm, as auditors of the Corporation.	Management	For	Voted - For
3
To vote, on an advisory, non-binding basis, on an ordinary resolution, the text of which is set forth in the Information Circular and Proxy Statement of the Corporation, to accept the Corporation's approach to executive compensation.
		Management	For	Voted - For
EXTENDED STAY AMERICA, INC.
Security ID: 30224P200 Ticker: STAY
Meeting Date: 30-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	The approval, on an advisory basis, of the Corporation's executive compensation	Management	For	Voted - For
3.	The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2019	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EXTENDED STAY AMERICA, INC.
Security ID: 30224P211
Meeting Date: 30-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	The approval, on an advisory basis, of ESH REIT's executive compensation	Management	For	Voted - For
3.	The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2019	Management	For	Voted - For
FB FINANCIAL CORPORATION
Security ID: 30257X104 Ticker: FBK
Meeting Date: 16-May-19 Meeting Type: Annual
1.1	Election of Director: William F. Andrews	Management	For	Voted - For
1.2	Election of Director: J. Jonathan Ayers	Management	For	Voted - For
1.3	Election of Director: James W. Ayers	Management	For	Voted - For
1.4	Election of Director: Agenia W. Clark	Management	For	Voted - For
1.5	Election of Director: James L. Exum	Management	For	Voted - For
1.6	Election of Director: Christopher T. Holmes	Management	For	Voted - For
1.7	Election of Director: Orrin H. Ingram	Management	For	Voted - For
1.8	Election of Director: Raja J. Jubran	Management	For	Voted - For
1.9	Election of Director: Emily J. Reynolds	Management	For	Voted - For
2.	To ratify the appointment of Crowe LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019	Management	For	Voted - For
FIRST MERCHANTS CORPORATION
Security ID: 320817109 Ticker: FRME
Meeting Date: 09-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Proposal to approve, on an advisory basis, the compensation of First Merchants Corporation's named executive officers.	Management	For	Voted - For
3.	Proposal to approve the First Merchants Corporation 2019 Long- Term Equity Incentive Plan.	Management	For	Voted - For
4.	Proposal to approve the First Merchants Corporation Equity Compensation Plan for Non-Employee Directors.	Management	For	Voted - For
5.	Proposal to approve the First Merchants Corporation 2019 Employee Stock Purchase Plan.	Management	For	Voted - For
6.	Proposal to ratify the appointment of the firm BKD, LLP as the independent auditor for 2019.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

GENESEE & WYOMING INC.
Security ID: 371559105 Ticker: GWR
Meeting Date: 22-May-19 Meeting Type: Annual
1a.	Election of Director: Richard H. Bott	Management	For	Voted - For
1b.	Election of Director: Øivind Lorentzen III	Management	For	Voted - For
1c.	Election of Director: Mark A. Scudder	Management	For	Voted - For
2.	Approve, in a non-binding advisory vote, the compensation paid to the Company's named executive officers.	Management	For	Voted - For
3.	Ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
GORES HOLDINGS II, INC.
Security ID: 382867109 Ticker: GSHT
Meeting Date: 16-Oct-18 Meeting Type: Special
1.
The Business Combination Proposal - To consider and vote upon a proposal to adopt the Merger Agreement, dated as of June 21, 2018, by and among the Company, AM Merger Sub I, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company ("First Merger Sub"), AM Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of the Company ("Second Merger Sub"), Greenlight Holding II Corporation ("Greenlight") and PE Greenlight Holdings, LLC.
	Management	For	Voted - For
1a.
Intention to Exercise Redemption Rights: If you intend to exercise your redemption rights please check "for" box. Checking this box, however, is not sufficient to exercise your redemption rights. You must comply with the procedures set forth in the definitive proxy statement under the section entitled "Special Meeting in Lieu of 2018 Annual Meeting of Company Stockholders - Redemption Rights."
Management
1b.
Stockholder Certification: I hereby certify that I am not acting in concert, or as a "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other stockholder with respect to the shares of Common Stock of the Company, par value $0.001 per share (the "Common Stock"), owned by me in connection with the proposed Business Combination between the Company and Verra Mobility. (For= I am Not,     Against = I am)
Management
2.
The NASDAQ Proposal - To consider and vote upon a proposal to approve, for purposes of complying with applicable NASDAQ listing rules, the issuance of more than 20% of the Company's issued and outstanding Common Stock in connection with the Business Combination and the Private Placement.
	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	The Charter Approval Proposal - To consider and act upon a proposal to adopt the Second Amended and Restated Certificate of Incorporation in the form attached to the proxy statement as Annex C.	Management	For	Voted - For
4.
The Governance Proposal - To consider and act upon, on a non- binding advisory basis, a separate proposal with respect to certain governance provisions in the Second Amended and Restated Certificate of Incorporation in accordance with SEC requirements.
		Management	For	Voted - For
4a.
Change the Stockholder Vote Required to Amend the Certificate of Incorporation of the Company - To amend the Certificate of Incorporation of the Company to change the stockholder vote required to amend certain provisions of the post-combination company's proposed certificate and bylaws.
		Management	For	Voted - For
4b.
To amend the Certificate of Incorporation of the Company to elect to not be governed by Section 203 of the General Corporation Law of the State of Delaware (the "DGCL") and, instead, include a provision in our certificate of incorporation that is substantially similar to Section 203 of the DGCL, but excludes the investment funds affiliated with The Gores Group and Platinum Equity and their respective successors and affiliates from the definition of "interested stockholder," and to make certain related changes.
		Management	For	Voted - For
4c.	Increase on Authorized Shares - To amend the Certificate of Incorporation of the Company to increase the total number of authorized shares of all classes of Common Stock.	Management	For	Voted - For
4d.
Corporate Opportunity - To amend the Certificate of Incorporation of the Company to provide that certain transactions are not "corporate opportunities" and that each of Platinum Equity and the investment funds affiliated with Platinum Equity and their respective successors and affiliates would not be subject to the doctrine of corporate opportunity.
		Management	For	Voted - For
5.	Director	Management	For	Voted - For
6.
The Incentive Plan Proposal - To consider and vote upon a proposal to approve the Verra Mobility Corporation 2018 Equity Incentive Plan (the "Incentive Plan"), including the authorization of the initial share reserve under the Incentive Plan.
		Management	For	Voted - For
7.
The Adjournment Proposal - To consider and vote upon a proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the NASDAQ Proposal, or the Charter Approval Proposals.
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

HEALTH INSURANCE INNOVATIONS, INC.
Security ID: 42225K106 Ticker: HIIQ
Meeting Date: 14-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Approval of, on an advisory basis, named executive officer compensation.	Management	For	Voted - For
3.	Recommend, on an advisory basis, the frequency of future advisory votes on the compensation of the named executive officers.	Management	1 Year	Voted - 1 Year
HERITAGE FINANCIAL CORPORATION
Security ID: 42722X106 Ticker: HFWA
Meeting Date: 01-May-19 Meeting Type: Annual
1a.	Election of Director for one-year term: Brian S. Charneski	Management	For	Voted - For
1b.	Election of Director for one-year term: John A. Clees	Management	For	Voted - For
1c.	Election of Director for one-year term: Kimberly T. Ellwanger	Management	For	Voted - For
1d.	Election of Director for one-year term: Stephen A. Dennis	Management	For	Voted - For
1e.	Election of Director for one-year term: Deborah J. Gavin	Management	For	Voted - For
1f.	Election of Director for one-year term: Jeffrey S. Lyon	Management	For	Voted - For
1g.	Election of Director for one-year term: Gragg E. Miller	Management	For	Voted - For
1h.	Election of Director for one-year term: Anthony B. Pickering	Management	For	Voted - For
1i.	Election of Director for one-year term: Brian L. Vance	Management	For	Voted - For
1j.	Election of Director for one-year term: Ann Watson	Management	For	Voted - For
2.	Advisory (non-binding) approval of the compensation paid to named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
3.	Ratification of the appointment of Crowe LLP as Heritage's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
HOSTESS BRANDS INC.
Security ID: 44109J106 Ticker: TWNK
Meeting Date: 30-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	2018 compensation paid to named executive officers (advisory).	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Ratification of KPMG LLP as independent registered public accounting firm.	Management	For	Voted - For
HRG GROUP, INC.
Security ID: 40434J100 Ticker: HRG
Meeting Date: 13-Jul-18 Meeting Type: Special
1.
To approve a proposal to amend HRG's certificate of incorporation to cause each outstanding share of HRG common stock to, by means of a reverse stock split, be combined into a fraction of a share of HRG common stock equal to the number of shares of Spectrum Brands Holdings, Inc. ("Spectrum") common stock currently held by HRG divided by the number of outstanding shares of HRG common stock on a fully diluted basis, subject to certain adjustments
		Management	For	Voted - For
2.	To approve a proposal to amend HRG's certificate of incorporation to subject HRG to Section 203 of the General Corporation Law of the State of Delaware	Management	For	Voted - For
3.	To approve a proposal to amend HRG's certificate of incorporation to decrease the number of authorized shares of HRG common stock from 500 million to 200 million	Management	For	Voted - For
4.	To approve a proposal to amend HRG's certificate of incorporation to increase the number of authorized shares of HRG preferred stock from 10 million to 100 million	Management	For	Voted - For
5.	To approve a proposal to amend HRG's certificate of incorporation to amend the Internal Revenue Code Section 382 transfer provisions	Management	For	Voted - For
6.	To approve a proposal to amend HRG's certificate of incorporation to include, among others, changing HRG's corporate name from "HRG Group, Inc." to "Spectrum Brands Holdings, Inc."	Management	For	Voted - For
7.
To approve a proposal to issue shares of HRG common stock in connection with the Agreement and Plan of Merger, dated as of February 24, 2018 (as amended, the "merger agreement"), by and among Spectrum, HRG, HRG SPV Sub I, Inc. and HRG SPV Sub II, LLC
		Management	For	Voted - For
8.
To approve a proposal to adjourn the HRG special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the HRG special meeting to approve the foregoing proposals
		Management	For	Voted - For
9.
To approve, by a non-binding advisory vote, certain compensation that may be paid or become payable to HRG's named executive officers that is based on or otherwise relates to the merger contemplated by the merger agreement
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

INNERWORKINGS, INC.
Security ID: 45773Y105 Ticker: INWK
Meeting Date: 06-Sep-18 Meeting Type: Annual
1A	Election of Director: Eric D Belcher	Management	For	Voted - For
1B	Election of Director: Jack M Greenberg	Management	For	Voted - For
1C	Election of Director: Richard S Stoddart	Management	For	Voted - For
1D	Election of Director: Charles K Bobrinskoy	Management	For	Voted - For
1E	Election of Director: David Fisher	Management	For	Voted - For
1F	Election of Director: J Patrick Gallagher Jr	Management	For	Voted - For
1G	Election of Director: Julie M Howard	Management	For	Voted - For
1H	Election of Director: Linda S Wolf	Management	For	Voted - For
1I	Election of Director: Lindsay Y. Corby	Management	For	Voted - For
1J	Election of Director: Adam J. Gutstein (term effective October 1, 2018	Management	For	Voted - For
2	Approve, on an advisory, non-binding basis, the compensation of the Company's named executive officers.	Management	For	Voted - For
3	Approve the amended and restated 2006 Stock Incentive Plan, including an increase in the share reserve of 1,035,000 shares.	Management	For	Voted - For
4	Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2018.	Management	For	Voted - For
ITRON, INC.
Security ID: 465741106 Ticker: ITRI
Meeting Date: 09-May-19 Meeting Type: Annual
1.1	Election of Director: Lynda L. Ziegler	Management	For	Voted - For
1.2	Election of Director: Thomas S. Glanville	Management	For	Voted - For
1.3	Election of Director: Diana D. Tremblay	Management	For	Voted - For
2.	Proposal to approve the advisory (non-binding) resolution relating to executive compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accountant for 2019.	Management	For	Voted - For
J2 GLOBAL, INC
Security ID: 48123V102 Ticker: JCOM
Meeting Date: 03-May-19 Meeting Type: Annual
1.1	Election of Director: Richard S. Ressler	Management	For	Voted - For
1.2	Election of Director: Douglas Y. Bech	Management	For	Voted - For
1.3	Election of Director: Robert J. Cresci	Management	For	Voted - For
1.4	Election of Director: Sarah Fay	Management	For	Voted - For
1.5	Election of Director: W. Brian Kretzmer	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.6	Election of Director: Jonathan F. Miller	Management	For	Voted - For
1.7	Election of Director: Stephen Ross	Management	For	Voted - For
1.8	Election of Director: Vivek Shah	Management	For	Voted - For
2.	To ratify the appointment of BDO USA, LLP to serve as J2 Global's independent auditors for fiscal 2019.	Management	For	Voted - For
3.	To provide an advisory vote on the compensation of J2 Global' s named executive officers.	Management	For	Voted - For
KAMAN CORPORATION
Security ID: 483548103 Ticker: KAMN
Meeting Date: 17-Apr-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Amendment to the Company's Amended and Restated Certificate of Incorporation eliminating the supermajority voting provisions set forth therein.	Management	For	Voted - For
4.	Amendment to the Company's Amended and Restated Certificate of Incorporation providing for the election of directors by majority vote.	Management	For	Voted - For
5.	Amendment to the Company's Amended and Restated Certificate of Incorporation declassifying the Board of Directors.	Management	For	Voted - For
6.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
KAR AUCTION SERVICES INC
Security ID: 48238T109 Ticker: KAR
Meeting Date: 04-Jun-19 Meeting Type: Annual
1a.	Election of Director: Donna R. Ecton	Management	For	Voted - For
1b.	Election of Director: James P. Hallett	Management	For	Voted - For
1c.	Election of Director: Mark E. Hill	Management	For	Voted - For
1d.	Election of Director: J. Mark Howell	Management	For	Voted - For
1e.	Election of Director: Stefan Jacoby	Management	For	Voted - For
1f.	Election of Director: Lynn Jolliffe	Management	For	Voted - For
1g.	Election of Director: Michael T. Kestner	Management	For	Voted - For
1h.	Election of Director: John P. Larson	Management	For	Voted - For
1i.	Election of Director: Stephen E. Smith	Management	For	Voted - For
2.	To approve, on an advisory basis, executive compensation.	Management	For	Voted - For
3.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2019.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LAKELAND BANCORP, INC.
Security ID: 511637100 Ticker: LBAI
Meeting Date: 15-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To approve, on an advisory basis, the executive compensation of the company's named executive officers as described in the proxy statement.	Management	For	Voted - For
3.	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for 2019.	Management	For	Voted - For
LATTICE SEMICONDUCTOR CORPORATION
Security ID: 518415104 Ticker: LSCC
Meeting Date: 03-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To approve, as an advisory vote, the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	To approve, the amended Lattice Semiconductor Corporation 2013 Incentive Plan.	Management	For	Voted - For
4.	To approve the amended Lattice Semiconductor Corporation 2011 Non-Employee Director Equity Incentive Plan.	Management	For	Voted - For
5.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 28, 2019.	Management	For	Voted - For
LIGAND PHARMACEUTICALS INCORPORATED
Security ID: 53220K504 Ticker: LGND
Meeting Date: 06-Jun-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of Independent Registered Public Accounting Firm.	Management	For	Voted - For
3.	Approval of the Compensation of the Named Executive Officers.	Management	For	Voted - For
4.	Approval of Amendment and Restatement of the Ligand Pharmaceuticals Incorporated 2002 Stock Incentive Plan.	Management	For	Voted - For
5.	Approval of Amendment and Restatement of the Ligand Pharmaceuticals Incorporated Employee Stock Purchase Plan	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LITHIA MOTORS, INC.
Security ID: 536797103 Ticker: LAD
Meeting Date: 21-Jan-19 Meeting Type: Special
1	To consider and vote upon a proposal to amend the Transition Agreement with Sidney B. DeBoer to include a sunset in the form of a limit on the transition payments.	Management	For	Voted - For
2
To consider and vote upon a proposal to adjourn the Special Meeting, if necessary, to solicit additional proxies in the event there are insufficient votes at the time of such adjournment to amend the Transition Agreement with Sidney B. DeBoer.
		Management	For	Voted - For
Meeting Date: 25-Apr-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Advisory vote to approve the compensation of our named executive officers, as disclosed pursuant to Item 402 of Regulation S-K.	Management	For	Voted - For
3.	Approval of an amendment to the Companys Bylaws to provide shareholders with a proxy access right.	Management	For	Voted - For
4.	Approval of amendments to the Companys Restated Articles of Incorporation and Bylaws to adopt majority voting for uncontested elections of Directors.	Management	For	Voted - For
5.	Approval of an amendment and restatement of the Company's 2009 Employee Stock Purchase Plan, including an increase in the number of shares available under the plan.	Management	For	Voted - For
6.	Ratification of the appointment of KPMG LLP as our Independent Registered Public Accounting Firm for the year ending December 31, 2019.	Management	For	Voted - For
LIVENT CORPORATION
Security ID: 53814L108 Ticker: LTHM
Meeting Date: 01-May-19 Meeting Type: Annual
1a.	Election of Class I director: Michael F. Barry	Management	For	Voted - For
1b.	Election of Class I director: Steven T. Merkt	Management	For	Voted - For
2.	Ratification of the appointment of independent registered public accounting firm	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MB FINANCIAL, INC.
Security ID: 55264U108 Ticker: MBFI
Meeting Date: 18-Sep-18 Meeting Type: Special
1.
A proposal (the "common stockholder merger proposal") to approve the merger of MB Financial, Inc. ("MB Financial") with a subsidiary of Fifth Third Bancorp ("Fifth Third") pursuant to the Agreement and Plan of Merger, dated as of May 20, 2018 (as such agreement may from time to time be amended), by and among Fifth Third, Fifth Third Financial Corporation ("Intermediary") and MB Financial.
		Management	For	Voted - For
2.
A proposal (the "charter amendment proposal") to approve an amendment to the charter of MB Financial and the articles supplementary to the charter of MB Financial relating to the MB Financial preferred stock that would give the holders of MB Financial preferred stock the right to vote with the holders of MB Financial common stock as a single class on all matters submitted to a vote of such common stockholders
		Management	For	Voted - For
3.	A proposal to approve, on a non-binding, advisory basis, the compensation to be paid to MB Financial's named executive officers that is based on or otherwise relates to the merger.	Management	For	Voted - For
4.
A proposal to approve one or more adjournments of the Meeting, if necessary or appropriate to permit further solicitation of proxies from the holders of MB Financial common stock in favor of the common stockholder merger proposal and/or the charter amendment proposal.
		Management	For	Voted - For
MEDICAL PROPERTIES TRUST, INC.
Security ID: 58463J304 Ticker: MPW
Meeting Date: 23-May-19 Meeting Type: Annual
1.1	Election of Director: Edward K. Aldag, Jr.	Management	For	Voted - For
1.2	Election of Director: G. Steven Dawson	Management	For	Voted - For
1.3	Election of Director: R. Steven Hamner	Management	For	Voted - For
1.4	Election of Director: Elizabeth N. Pitman	Management	For	Voted - For
1.5	Election of Director: C. Reynolds Thompson, III	Management	For	Voted - For
1.6	Election of Director: D. Paul Sparks, Jr.	Management	For	Voted - For
1.7	Election of Director: Michael G. Stewart	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	Non-binding, advisory approval of the Company's executive compensation.	Management	For	Voted - For
4.	To approve the Medical Properties Trust, Inc. 2019 Equity Incentive Plan.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MGP INGREDIENTS INC
Security ID: 55303J106 Ticker: MGPI
Meeting Date: 23-May-19 Meeting Type: Annual
1A.	Election of Director: James L. Bareuther	Management	For	Voted - For
1B.	Election of Director: Terrence P. Dunn	Management	For	Voted - For
1C.	Election of Director: Anthony P. Foglio	Management	For	Voted - For
1D.	Election of Director: David J. Colo	Management	For	Voted - For
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
3.	To adopt an advisory resolution to approve the compensation of our named executive officers.	Management	For	Voted - For
NEXSTAR MEDIA GROUP, INC.
Security ID: 65336K103 Ticker: NXST
Meeting Date: 05-Jun-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	Approval, by an advisory vote, of executive compensation.	Management	For	Voted - For
4.	To approve the 2019 Long-Term Equity Incentive Plan.	Management	For	Voted - For
ORION ENGINEERED CARBONS S A
Security ID: L72967109 Ticker: OEC
Meeting Date: 16-Oct-18 Meeting Type: Special
1.
Ratification of the co-optation by the Board of Directors on August 2, 2018 and appointment of Ms. Kerry Galvin, as Director for a term ending at the annual general meeting of shareholders called to approve the Company's annual accounts for the financial year ending December 31, 2019.
	Management	For	Voted - For
2.
Appointment of Mr. Jack Clem, as Director for a period ending at the annual general meeting of shareholders called to approve the Company's annual accounts for the financial year ending December 31, 2019.
	Management	For	Voted - For
3.
Appointment of Mr. Corning Painter, as Director for a period ending at the annual general meeting of shareholders called to approve the Company's annual accounts for the financial year ending December 31, 2019.
	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Meeting Date: 16-Apr-19 Meeting Type: Annual
1.	Approval of the annual accounts of the Company for the financial year that ended on December 31, 2018.	Management	For	Voted - For
2.	Approval of the consolidated financial statements of the Company for the financial year that ended on December 31, 2018	Management	For	Voted - For
3.	Allocation of results and approval of the payment by the Company of interim dividends in the aggregate amount of EUR 40,526,180.56 during the financial year that ended on December 31, 2018.	Management	For	Voted - For
4.	Discharge of the current members of the Board of Directors of the Company for the performance of their mandates during the financial year that ended on December 31, 2018.	Management	For	Voted - For
5.	Discharge of the independent auditor of the Company for the performance of its mandate during the financial year that ended on December 31, 2018.	Management	For	Voted - For
6.
Appointment of Ernst & Young as independent auditor (Réviseur d'Entreprises agréé) with respect to the annual accounts and the consolidated financial statements of the Company for the financial year ending on December 31, 2019.
		Management	For	Voted - For
7.
Approval of compensation of the Board of Directors for the period commencing on January 1, 2019, and ending on December 31, 2019, consisting of (i) an aggregate cash amount of EUR 740,000 to be paid to the Board of Directors and (ii) an amount of USD 100,000 to be paid to each Director, other than those receiving salary from the Company or its affiliates, in the form of equity based awards (based on the grant date fair market value of such awards), as determined from time to time by the Board of Directors.
		Management	For	Voted - For
Meeting Date: 16-Apr-19 Meeting Type: Special
1.
Partial Renewal of the Company's authorized share capital concerning up to five million shares under Article 6 of the Company's articles of association for a period of five years starting from the date of this Extraordinary General Meeting and respective amendment of the Company's articles of association.
	Management	For	Voted - For
OXFORD INDUSTRIES, INC.
Security ID: 691497309 Ticker: OXM
Meeting Date: 18-Jun-19 Meeting Type: Annual
1.1	Election of Director: Helen Ballard	Management	For	Voted - For
1.2	Election of Director: Thomas C. Gallagher	Management	For	Voted - For
1.3	Election of Director: Virginia A. Hepner	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Ratify the selection of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for fiscal 2019.	Management	For	Voted - For
3.	Proposal to approve, by a non-binding, advisory vote, the compensation of the Company's named executive officers.	Management	For	Voted - For
PACIFIC PREMIER BANCORP, INC.
Security ID: 69478X105 Ticker: PPBI
Meeting Date: 20-May-19 Meeting Type: Annual
1a.	Election of Director: John J. Carona	Management	For	Voted - For
1b.	Election of Director: Ayad A. Fargo	Management	For	Voted - For
1c.	Election of Director: Steven R. Gardner	Management	For	Voted - For
1d.	Election of Director: Joseph L. Garrett	Management	For	Voted - For
1e.	Election of Director: Jeff C. Jones	Management	For	Voted - For
1f.	Election of Director: M. Christian Mitchell	Management	For	Voted - For
1g.	Election of Director: Michael J. Morris	Management	For	Voted - For
1h.	Election of Director: Zareh H. Sarrafian	Management	For	Voted - For
1i.	Election of Director: Cora M. Tellez	Management	For	Voted - For
2.	To approve, on a non binding advisory basis, the compensation of the company's named executive officers.	Management	For	Voted - For
3.	To ratify the appointment of Crowe LLP as the company's independent auditor for the fiscal year ending december 31, 2019.	Management	For	Voted - For
PACWEST BANCORP
Security ID: 695263103 Ticker: PACW
Meeting Date: 13-May-19 Meeting Type: Annual
1A.	Election of Director: Tanya M. Acker	Management	For	Voted - For
1B.	Election of Director: Paul R. Burke	Management	For	Voted - For
1C.	Election of Director: Craig A. Carlson	Management	For	Voted - For
1D.	Election of Director: John M. Eggemeyer, III	Management	For	Voted - For
1E.	Election of Director: C. William Hosler	Management	For	Voted - For
1F.	Election of Director: Susan E. Lester	Management	For	Voted - For
1G.	Election of Director: Roger H. Molvar	Management	For	Voted - For
1H.	Election of Director: James J. Pieczynski	Management	For	Voted - For
1I.	Election of Director: Daniel B. Platt	Management	For	Voted - For
1J.	Election of Director: Robert A. Stine	Management	For	Voted - For
1K.	Election of Director: Matthew P. Wagner	Management	For	Voted - For
1L.	Election of Director: Mark T. Yung	Management	For	Voted - For
2.	Advisory Vote on Executive Compensation. To approve, on an advisory basis (non-binding), the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of the Appointment of Independent Auditors. To ratify the appointment of KPMG LLP as the Company's independent auditors for the fiscal year ending December 31, 2019.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SILGAN HOLDINGS INC.
Security ID: 827048109 Ticker: SLGN
Meeting Date: 12-Jun-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
SILICON MOTION TECHNOLOGY CORP.
Security ID: 82706C108 Ticker: SIMO
Meeting Date: 26-Sep-18 Meeting Type: Annual
1.
To elect Mr. Kuan-Ming Lin and Mr. Shii-Tyng Duann as additional directors to the existing Board (as defined in the current Articles of Association of the Company) with immediate effect upon the adoption of the ordinary resolution and that each proposed director is willing to hold such office and has delivered a letter of consent to the Company.
		Management	For	Voted - For
2.	To re-elect Mr. Han-Ping D. Shieh as a director of the Company.	Management	For	Voted - For
3.	To ratify the selection of Deloitte & Touche as independent auditors of the Company for the fiscal year ending December 31, 2018 and authorize the directors to fix their remuneration.	Management	For	Voted - For
SIX FLAGS ENTERTAINMENT CORPORATION
Security ID: 83001A102 Ticker: SIX
Meeting Date: 01-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Advisory vote to ratify the appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2019.	Management	For	Voted - For
3.	Advisory vote to approve executive compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TELEDYNE TECHNOLOGIES INCORPORATED
Security ID: 879360105 Ticker: TDY
Meeting Date: 24-Apr-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal year 2019.	Management	For	Voted - For
3.	Approval of non-binding advisory resolution on the company's executive compensation.	Management	For	Voted - For
THE HOWARD HUGHES CORPORATION
Security ID: 44267D107 Ticker: HHC
Meeting Date: 16-May-19 Meeting Type: Annual
1A.	Election of Director: William Ackman	Management	For	Voted - Against
1B.	Election of Director: Adam Flatto	Management	For	Voted - Against
1C.	Election of Director: Jeffrey Furber	Management	For	Voted - Against
1D.	Election of Director: Beth Kaplan	Management	For	Voted - Against
1E.	Election of Director: Allen Model	Management	For	Voted - Against
1F.	Election of Director: R. Scot Sellers	Management	For	Voted - Against
1G.	Election of Director: Steven Shepsman	Management	For	Voted - Against
1H.	Election of Director: Mary Ann Tighe	Management	For	Voted - Against
1I.	Election of Director: David R. Weinreb	Management	For	Voted - Against
2.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - Against
3.	The ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
THE PROVIDENCE SERVICE CORPORATION
Security ID: 743815102 Ticker: PRSC
Meeting Date: 12-Jun-19 Meeting Type: Annual
1a.	Election of Class I Director: Christopher S. Shackelton	Management	For	Voted - For
1b.	Election of Class I Director: Richard A. Kerley	Management	For	Voted - For
2.	A non-binding advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	To ratify the appointment of KPMG LLP as the independent registered public accounting firm of the Company to serve for the 2019 fiscal year.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THE WENDY'S COMPANY
Security ID: 95058W100 Ticker: WEN
Meeting Date: 04-Jun-19 Meeting Type: Annual
1a.	Election of Director: Nelson Peltz	Management	For	Voted - For
1b.	Election of Director: Peter W. May	Management	For	Voted - For
1c.	Election of Director: Kristin A. Dolan	Management	For	Voted - For
1d.	Election of Director: Kenneth W. Gilbert	Management	For	Voted - For
1e.	Election of Director: Dennis M. Kass	Management	For	Voted - For
1f.	Election of Director: Joseph A. Levato	Management	For	Voted - For
1g.	Election of Director: Michelle J. Mathews-Spradlin	Management	For	Voted - For
1h.	Election of Director: Matthew H. Peltz	Management	For	Voted - For
1i.	Election of Director: Todd A. Penegor	Management	For	Voted - For
1j.	Election of Director: Peter H. Rothschild	Management	For	Voted - For
1k.	Election of Director: Arthur B. Winkleblack	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2019.	Management	For	Voted - For
3.	Advisory resolution to approve executive compensation.	Management	For	Voted - For
UNITED BANKSHARES, INC.
Security ID: 909907107 Ticker: UBSI
Meeting Date: 15-May-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	To ratify the selection of Ernst & Young LLP to act as the independent registered public accounting firm for 2019.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation of United's named executive officers.	Management	For	Voted - For
VALVOLINE INC.
Security ID: 92047W101 Ticker: VVV
Meeting Date: 31-Jan-19 Meeting Type: Annual
1a.	Election of Director: Richard J. Freeland	Management	For	Voted - For
1b.	Election of Director: Stephen F. Kirk	Management	For	Voted - For
1c.	Election of Director: Carol H. Kruse	Management	For	Voted - For
1d.	Election of Director: Stephen E. Macadam	Management	For	Voted - For
1e.	Election of Director: Vada O. Manager	Management	For	Voted - For
1f.	Election of Director: Samuel J. Mitchell, Jr.	Management	For	Voted - For
1g.	Election of Director: Charles M. Sonsteby	Management	For	Voted - For
1h.	Election of Director: Mary J. Twinem	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Valvoline's independent registered public accounting firm for fiscal 2019.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	A non-binding advisory resolution approving Valvoline's executive compensation, as set forth in the Proxy Statement.	Management	For	Voted - For
4.	Approval of an Amendment to the 2016 Valvoline Inc. Incentive Plan.	Management	For	Voted - For
VERRA MOBILITY CORPORATION
Security ID: 92511U102 Ticker: VRRM
Meeting Date: 25-Jun-19 Meeting Type: Annual
1.	Director	Management	For	Voted - For
2.	Ratify the Appointment of independent auditors	Management	For	Voted – For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019